Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net Profit (Loss) for the Year	$ 1,110,379	$ 162,566	$ (104,156)
Adjustments to Net Profit (Loss) for Non-Cash Items:
Share-based payments	23,144	93,865	162,489
Unrealized foreign exchange (gain) loss	(32,770)	(48,558)	32,378
Lease reassessment	(19,599)		(23,147)
Loan forgiveness	(30,000)
Bad debt	32,386
Depreciation - right-of-use asset	17,346	83,381
Depreciation - property and equipment	13,846	18,208	18,369
Operating Profit (Loss) before Working Capital Changes	1,114,732	309,462	85,933
Working Capital Adjustments:
Accounts and grants receivable	(167,736)	74,956	57,008
Prepaid and other receivables	(47,329)	(20,064)	103,943
Accounts payable	(143,873)	(86,033)	(176,602)
Accrued liabilities	(53,278)	24,435	12,402
Contract liabilities	25,608	(24,301)	131,564
Cash Generated from Operating Activities	728,124	278,455	214,248
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,319)	(450)	(7,839)
Cash Used in Investing Activities	(2,319)	(450)	(7,839)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease obligation	(55,516)	(69,359)
Proceeds from loans		537,972	420,000
Repayment of loans		(537,972)	(720,000)
Cash Generated (used in) from Financing Activities	44,484	(69,359)	(300,000)
NET INCREASE (DECREASE) IN CASH	770,289	208,646	(93,591)
Cash at the Beginning of the Year	442,489	233,843	327,434
Cash at the End of the Year	1,212,778	442,489	233,843
CEBA loan [member]
Adjustments to Net Profit (Loss) for Non-Cash Items:
Loan forgiveness	(30,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans	$ 100,000